FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Summary of assets that are measured at fair value on a recurring basis

Description	Level	September 30, 2017	December 31, 2016
Assets:
Cash and marketable securities held in Trust Account	1	$174,964,734	$—